INCOME TAX (Tables)	12 Months Ended
Sep. 30, 2015
Income (Loss) Before Income Taxes	Income before income taxes consisted of:

	Years ended September 30,
	2013	2014	2015
	US$	US$	US$
Non - PRC	(2,003)	(1,757)	(2,381)
PRC	19,364	29,218	32,828

	17,361	27,461	30,447

Current and Deferred Components of Income Tax Expense

The current and deferred components of the income tax expense appearing in the consolidated statements of operations are as follows:

	Years ended September 30,
	2013	2014	2015
	US$	US$	US$
Current tax expense	3,107	3,988	4,798
Deferred tax expense	690	64	1,076

	3,797	4,052	5,874

Reconciliation of Effective Tax Rate and Statutory Income Tax Rate Applicable to PRC Operations

The reconciliation of the effective tax rate and the statutory income tax rate applicable to PRC operations is as follows:

	Years ended September 30,
	2013	2014	2015
	US$	US$	US$
Income before taxes	17,361	27,461	30,447

Income tax expense computed at applicable tax rates of 25%	4,340	6,865	7,612
Effect of different tax rates in different jurisdictions	440	357	614
Non-deductible expenses	75	94	120
Effect of tax holidays	(1,740)	(2,888)	(3,001)
Effect of valuation allowances	194	33	59
Effect of tax rate changes	237	—	—
Withholding tax on undistributed earnings	251	373	507
Income tax reversal	—	(782)	(37)

	3,797	4,052	5,874

Effective income tax rate	21.87%	14.76%	19.29%

Aggregate Amount and per Share Effect of Tax Holidays

The aggregate amount and per share effect of the tax holidays are as follows:

	Years ended September 30,
	2013	2014	2015
	US$	US$	US$
The aggregate amount of tax holidays	1,740	2,888	3,001

The aggregate effect on basic and diluted net income per share:
- Basic	0.01	0.02	0.02

- Diluted	0.01	0.02	0.02

Components of Deferred Taxes

The components of deferred taxes are as follows:

	As of September 30,
	2014	2015
	US$	US$
Current deferred tax assets
Payroll payable	794	679
Accrued expenses	599	604
Allowance for doubtful accounts	546	247
Net operating loss carry-forwards	255	40

Total current deferred tax assets	2,194	1,570
Less: valuation allowance	(78)	(62)

Current deferred tax assets, net	2,116	1,508

Non-current deferred tax assets
Intangible assets	19	13
Property, plant and equipment	140	132
Net operating loss carry-forwards	314	346

Total non-current deferred tax assets	473	491
Less: valuation allowance	(268)	(337)

Non-current deferred tax assets, net	205	154

Non-current deferred tax liabilities
Intangible assets	39	15
Withholding tax on undistributed earnings	1,276	1,729

Total non-current deferred tax liabilities	1,315	1,744

Reconciliation of Accrued Unrecognized Tax Benefits

Reconciliation of accrued unrecognized tax benefits is as follows:

Unrecognized tax benefits
Balance - September 30, 2013	177
Foreign currency adjustment	—

Balance - September 30, 2014	177
Foreign currency adjustment	(6)

Balance - September 30, 2015	171